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1933 Act Rule 485(a)(1)

1933 Act File No. 033-33980

1940 Act File No. 811-06067

December 22, 2009

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Dimensional Investment Group Inc.
File Nos. 33-33980 and 811-06067

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 56/57 (the “Amendment”) to the Registration Statement on Form N-1A of Dimensional Investment Group Inc. (the “Registrant”). The Amendment is being filed in order: (i) to comply with the amendments to Form N-1A; and (ii) to reflect certain changes to disclosure as the result of actions taken at shareholder meetings that occurred earlier in year.

As noted on the facing sheet, the Amendment relates only to certain series and classes of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information of certain other series and classes of the Registrant. A post-effective amendment containing the prospectus and statement of additional information relating to the Institutional Class shares of the DFA International Value Portfolio series of the Registrant was filed on December 14, 2009.

One prospectus and statement of additional information contained in this Amendment relates to two registrants, the Registrant and DFA Investment Dimensions Group Inc. A separate registration statement, which incorporates by reference this common prospectus and statement of additional information (and which includes its own Part C), is being filed today by DFA Investment Dimensions Group Inc. (File Nos. 2-73948 and 811-3258), and is incorporated by reference into the Amendment.

Filing Desk

December 22, 2009

The Registrant also notes that the prospectus and statement of additional information that describe the Class R1 and Class R2 shares of the Registrant’s DFA International Value Portfolio series of shares pertains to two registrants, the Registrant and DFA Investment Dimensions Group Inc. The prospectus and statement of additional information for these shares are being incorporated by reference from the filing which is being made today by DFA Investment Dimensions Group Inc. (File Nos. 2-73948 and 811-3258).

The Registrant intends, in February of this year, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectuses and the statements of additional information.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Aidan H. O’Connor, Esquire at (202) 419-8406.

Sincerely,

/s/ Jana L. Cresswell
Jana L. Cresswell